Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2023
Investment in Associates [Abstract]
Schedule of Investments in Associates
The following table summarizes the activity related to the investment in associates balance for the years ended December 31, 2023 and 2022.

Investment in Associates	$
As of January 1, 2022	—
Cash investment in associates	19,961
Additional investment as a result of settling the Backstop agreement (see above)	8,424
Gain on dilution of interest in associate (*)	13,793
Investment in Sonde - deconsolidation	7,680
Share in net loss of associates	(27,749)
Reversal of equity method losses recorded against LTI (due to decrease in the fair value of such LTI):	(4,406)
Share in other comprehensive loss of associates	(166)
Impairment	(8,390)
As of December 31, 2022 and January 1, 2023	9,147
Share in net loss of associates	(6,055)
Share in other comprehensive income of associates	92
As of December 31, 2023	3,185
*    Gain on dilution of interest was further increased due to the receipt of Gelesis Earn-out Shares accounted for as investments held at fair value (see above).
Following is the activity in respect of investments in notes from associates during the periods. The fair value of the $4,600 note from associate as of December 31, 2023 is determined using unobservable Level 3 inputs. See Note 18. Financial Instruments for additional information.

Investment in notes from associates	$
Balance as of January 1, 2022	—
Investment In Gelesis notes	15,000
Changes in the fair value of the notes	1,501
Balance as of December 31, 2022 and January 1, 2023	16,501
Investment In Gelesis notes	10,729
Investment in Vedanta convertible debt	5,000
Changes in the fair value of the notes and convertible debt	(27,630)
Balance as of December 31, 2023	4,600

Schedule of Financial Information of Gelesis
The following table summarizes the financial information of Gelesis as of December 31, 2022 and for the years ended December 31, 2022 and 2021, as included in its own financial statements, adjusted for fair value adjustments at deconsolidation and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group’s interest in Gelesis. As of December 31, 2023, the Group’s investment in Gelesis is $0 and Gelesis does not represent a significant equity method investment. As a result, such a disclosure for Gelesis is not presented for the year ended December 31, 2023.

	2022 $
As of and for the year ended December 31,
Percentage ownership interest	22.5%
Non-current assets	333,040
Current assets	23,495
Non-current liabilities	(99,053)
Current liabilities	(80,010)
Non-controlling interests and options issued to third parties	(46,204)
Net assets (deficit) attributable to shareholders of Gelesis Inc.	131,268
Group's share of net assets (net deficit)	29,504
Goodwill	3,858
Impairment	(28,452)
Investment in associates	4,910
	2022 $	2021 $

Revenue	25,767	11,185
Loss from continuing operations (100%)	(111,567)	(271,430)
Total comprehensive loss (100%)	(112,285)	(273,005)
Group's share in net losses - limited to net investment amount (*)	(24,306)	(73,703)
Group's share of total comprehensive loss - limited to net investment amount	(24,472)	(73,703)
*    For the year ended December 31, 2022, the amount includes $4,406 reversal of equity method losses recorded against long-term Interests ("LTI") due to the decrease in fair value of such LTI.